As filed with the Securities and Exchange Commission on September 8, 2016

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 130	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 133	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on October 8, 2016 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October 8, 2016, the effectiveness of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A related to SPDR MSCI EAFE StrategicFactors Currency Hedged ETF, SPDR MSCI Emerging Markets StrategicFactors Currency Hedged ETF, SPDR MSCI Australia StrategicFactors Currency Hedged ETF, SPDR MSCI Canada StrategicFactors Currency Hedged ETF, SPDR MSCI Japan StrategicFactors Currency Hedged ETF, SPDR MSCI Switzerland StrategicFactors Currency Hedged ETF and SPDR MSCI United Kingdom StrategicFactors Currency Hedged ETF, which was filed pursuant to Rule 485(a) under the Securities Act on March 31, 2016 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 8th day of September, 2016.

SPDR INDEX SHARES FUNDS

/s/ Ellen M. Needham*
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	September 8, 2016

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	September 8, 2016

/s/ David M. Kelly* David M. Kelly	Trustee	September 8, 2016

/s/ Frank Nesvet* Frank Nesvet	Trustee	September 8, 2016

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	September 8, 2016

/s/ James E. Ross* James E. Ross	Trustee	September 8, 2016

/s/ Ellen M. Needham* Ellen M. Needham	President and Principal Executive Officer	September 8, 2016

/s/ Bruce S. Rosenberg* Bruce S. Rosenberg	Treasurer and Principal Financial Officer	September 8, 2016

*By:	/s/ Patricia A. Morisette
Patricia A. Morisette
As Attorney-in-Fact Pursuant to Power of Attorney